FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ 3,060	$ 8,442
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,460	1,246
Prices with Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,600	7,196
Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	62	99
Recurring [Member] | Domestic Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	613	496
Recurring [Member] | International Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	500	426
Recurring [Member] | Target Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	145	119
Recurring [Member] | Bond Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	140	106
Recurring [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,398	1,147
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	62	99
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Domestic Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	613	496
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | International Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	500	426
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Target Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	145	119
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Bond Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	140	106
Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,398	1,147
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Domestic Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | International Stock Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Target Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Bond Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Recurring [Member] | Prices with Other Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	0	0
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	1,600	7,196
Nonrecurring [Member] | Prices with Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	$ 1,600	$ 7,196